Concentration of Risk (Tables)	6 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Group’s Concentration of Customers and Suppliers
	Revenue, customer concentration risk		Accounts receivable, customer concentration risk
	Six months ended December 31, 2025	Six months ended December 31, 2024	As of December 31, 2025	As of June 30, 2025
Customer
A	36%	56%	11%	-%
B	-%	-%	21%	38%
C	22%	19%	23%	14%
D	21%	-%	19%	17%
E	21%	-%	14%	-%
F	-%	-%	* %	* %
G	-%	25%	-%	-%
Total	100%	100%	88%	69%

	Purchase, supplier concentration risk		Accounts payable, supplier concentration risk
	Six months ended December 31, 2025	Six months ended December 31, 2024	As of December 31, 2025	As of June 30, 2025
Supplier
H	62%	97%	-%	-%
I	38%	-%	-%	100%
Total	100%	97%	-%	100%
*	Less than 10%.
—	No transaction incurred during the year/no balance existed as of the reporting date.